Long-term debt and capital lease obligations	3 Months Ended
Jul. 31, 2012
Long-term debt and capital lease obligations
7.	Long-term debt and capital lease obligations:

	Principal Repayment terms	Facility maturity dates	July 31, 2012	April 30, 2012
Senior secured notes	At maturity	October 2020	$1,084,423	$1,084,109

Revolving credit facility:
US LIBOR plus margin	At maturity	October 2015	195,000	125,000
Alternate Base Rate plus margin	At maturity	October 2015	9,000	0

Other term loans:
Eurocopter Loan - 2.50%	On demand	—	2,054	4,623
EDC-B.A. CDOR rate (6 month) plus a 0.8% margin	Semi-annually	June 2014	2,167	2,745
EDC-B.A. CDOR rate (6 month) plus a 0.8% margin	Semi-annually	April 2018	5,170	10,476

Capital lease obligations	Quarterly	September 2012 - May 2014	26,778	26,922

Boundary Bay financing – 6.93%	Monthly	April 2035	32,593	33,205

Total long-term debt and capital lease obligations			1,357,185	1,287,080

Less: current portion			(15,104)	(17,701)

Long-term debt and capital lease obligations			$1,342,081	$1,269,379